Schedule of Investments (unaudited) March 31, 2020	BlackRock Florida Municipal 2020 Term Trust (BFO) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 96.6%

Connecticut — 3.8%

Utilities — 3.8%
Connecticut Housing Finance Authority, Refunding RB, VRDN, S/F, Housing Mortgage Finance Program, Series A-3, 0.70%, 05/15/50(a)	$3,000	$3,000,000

Florida — 81.1%

Corporate — 6.5%
Citizens Property Insurance Corp., RB, Senior Secured, Series A-1, 5.00%, 06/01/20	3,140	3,160,441
County of Palm Beach Florida Solid Waste Authority, Refunding RB, 5.00%, 10/01/20	2,000	2,037,460

		5,197,901

County/City/Special District/School District — 12.4%
City of Jacksonville Florida, RB, Series B, 5.00%, 10/01/20	760	773,513
City of Jacksonville Florida, Refunding RB, Brooks Rehabilitation Project, 5.00%, 11/01/20	400	407,464
County of Broward Florida School Board, COP, Refunding, Series A, 5.00%, 07/01/20	2,000	2,018,160
Indian River County School Board, COP, Refunding, Series A, 5.00%, 07/01/20	1,000	1,008,340
Miami-Dade County School Board Foundation, Inc., COP, Refunding, Series A, 5.00%, 05/01/20	1,250	1,253,637
Palm Beach County School District, COP, Refunding Series B, 5.00%, 08/01/20	3,000	3,039,000
Stevens Plantation Florida Imports Project Dependent Special District, RB, 6.38%, 05/01/13(b)(c)(d)	2,425	1,358,000

		9,858,114

Education — 4.2%
City of Tampa Florida, Refunding RB, Florida Revenue The University of Tampa Project, 5.00%, 04/01/20	795	795,000
Florida Atlantic University Traffic and Parking Services Revenue, Refunding RB, Series A, 5.00%, 07/01/20	1,150	1,160,683
Florida State Higher Educational Facilities Financial Authority, Refunding RB, University of Tampa Project, Series A, 5.00%, 04/01/20	1,000	1,000,000

Security	Par (000)	Value

Education (continued)
Volusia County School Board, COP, Refunding Series A (BAM), 5.00%, 08/01/20	$350	$354,253

		3,309,936

Health — 22.4%
City Of South Miami Health Facilities Authority, Inc., Refunding RB, Baptist Health South Florida Obligated Group, 5.00%, 08/15/20	2,250	2,278,507
County of Brevard Florida Health Facilities Authority, Refunding RB, 5.00%, 04/01/20	500	500,000
County of Highlands Florida Health Facilities Authority, Refunding RB, VRDN, Adventist Health System, 0.60%, 11/15/33(a)	3,500	3,500,000
County of Orange Florida Health Facilities Authority, RB, VRDN, Series C-1, 0.70%, 01/01/39(a)	750	750,000
County of Palm Beach Florida Health Facilities Authority, Refunding RB:
Acts Retirement-Life Communities, Inc., 4.00%, 11/15/20	2,000	2,010,120
Acts Retirement-Life Communities, Inc., 5.00%, 11/15/22	3,735	3,872,187
Baptist Health South Florida Obligated Group, 5.00%, 08/15/20	335	339,244
Bethesda Healthcare System Project, Series A (AGM), 5.00%, 07/01/20(e)	1,285	1,297,028
County of Sarasota Public Hospital District, Refunding RB, VRDN, Sarasota Memorial Hospital, Series B, 0.71%, 07/01/37(a)	2,530	2,530,000
Halifax Hospital Medical Center, Refunding RB, 5.00%, 06/01/20	590	593,139
Miami Beach Health Facilities Authority, Refunding RB, 5.00%, 11/15/20	150	153,210

		17,823,435

Housing — 0.1%
County of Lee Florida HFA, RB, S/F Housing, Multi-County Program, Series A-2, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 6.00%, 09/01/40	40	40,921

1

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Florida Municipal 2020 Term Trust (BFO) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Housing (continued)
County of Manatee Florida HFA, RB, S/F Housing, Series A, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 5.90%, 09/01/40	$55	$56,263

		97,184

State — 7.6%
Florida Municipal Loan Council, RB, Series D (AGM):
4.00%, 10/01/20	1,105	1,119,785
4.00%, 10/01/21	500	519,835
Florida Municipal Loan Council, Refunding RB:
CAB, Series A (NPFGC), 0.00%, 04/01/20(f)	730	730,000
Series B-2 (GTD), 4.00%, 10/01/20	655	663,666
State of Florida Department of Environmental Protection, Refunding RB, Series A, 5.00%, 07/01/20	3,000	3,028,860

		6,062,146

Transportation — 10.3%
City of Jacksonville Florida Port Authority, Refunding RB, AMT, 4.00%, 11/01/20	865	877,932
County of Broward Florida Fuel System, RB, Lauderdale Fuel Facilities, Series A (AGM), AMT, 5.00%, 04/01/20	160	160,000
County of Broward Florida Port Facilities, RB, Refunding Series B, AMT:
5.00%, 09/01/20(e)	1,670	1,695,534
5.00%, 09/01/20	830	842,566
County of Miami-Dade Florida, Refunding RB, Series A, AMT, 5.00%, 10/01/20	1,375	1,398,182
County of Miami-Dade Florida Expressway Authority, Refunding RB, Toll System, Series A, 5.00%, 07/01/20	1,500	1,507,410
County of Miami-Dade Florida Transit System Sales Surtax, Refunding RB, 5.00%, 07/01/20	550	555,484

Security	Par (000)	Value

Transportation (continued)
Greater Orlando Aviation Authority, Refunding RB, Series C, 5.00%, 10/01/20	$1,130	$1,150,905

		8,188,013

Utilities — 17.6%
City of Fort Lauderdale Florida Water & Sewer Revenue, Refunding RB, 5.00%, 09/01/20	2,970	3,016,421
City of Gainesville Florida Utilities System Revenue, Refunding RB, VRDN, Series B, 0.95%, 10/01/42(a)	3,455	3,455,000
City of Miami Beach Florida, RB, 5.00%, 09/01/20	250	253,893
City of North Miami Florida Beach Water Revenue, RB, 5.00%, 08/01/20	1,200	1,214,736
County of Escambia Florida, RB, Gulf Power Co. Project, 1.80%, 04/01/39(a)	925	927,535
Florida Governmental Utility Authority, Refunding RB (AGM):
4.00%, 10/01/20	500	506,370
Lehigh Utility, 5.00%, 10/01/20	635	646,220
Florida Municipal Power Agency, RB, 5.00%, 10/01/20	500	509,400
Orlando Florida Utilities Commission, RB, VRDN, Series 2, 0.95%, 10/01/33(a)	1,700	1,700,000
Orlando Florida Utilities Commission, Refunding RB, VRDN, Series B (TD Bank NA SBPA), 0.57%, 10/01/39(a)	1,300	1,300,000
Town of Davie Florida, Refunding RB, Nova Southeastern University Project, Series B, 5.00%, 04/01/20	530	530,000

		14,059,575

Total Municipal Bonds in Florida		64,596,304

Georgia — 0.6%

Utilities — 0.6%
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/20	500	501,255

2

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Florida Municipal 2020 Term Trust (BFO) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Guam — 0.5%

Utilities — 0.5%
Guam Government Waterworks Authority, RB, 5.25%, 07/01/20	$100	$100,276
Guam Power Authority, Refunding RB, Series A (AGM), 5.00%, 10/01/20	310	312,381

Total Municipal Bonds in Guam		412,657

Michigan — 3.8%

Utilities — 3.8%
Michigan State Building Authority, Refunding RB, VRDN, Multi Model Facilities Program, Series I, 0.55%, 10/15/52(a)	3,000	3,000,000

Nevada — 0.6%

Housing — 0.6%
Nevada Housing Division, RB, S/F Housing, VRDN, Series C (Ginnie Mae, Fannie Mae & Freddie Mac), 1.20%, 10/01/51(a)	500	499,470

New York — 5.0%

Transportation — 1.2%
County of Suffolk New York, GO, Transportation, Series I, 2.50%, 07/23/20	1,000	1,003,930

Utilities — 3.8%
New York State Urban Development Corp., Refunding RB, VRDN, State Personal Income Tax, Series A-3, 0.57%, 03/15/33(a)	3,000	3,000,000

Total Municipal Bonds in New York		4,003,930

Pennsylvania — 0.6%

Utilities — 0.6%
Pennsylvania Economic Development Financing Authority, RB, Republic Services, Inc. Project, Series B-1, AMT, 1.20%, 04/01/49(a)	500	496,808

Security	Par (000)	Value

Texas — 0.6%

Transportation — 0.6%
City of Houston Texas Airport System Revenue, Refunding RB, Series B-2, AMT, 5.00%, 07/15/20	$500	$499,895

Total Municipal Bonds — 96.6% (Cost — $77,908,522)		77,010,319

Short-Term Securities — 2.9%

Commercial Paper — 2.9%
City of New Braunfels, 1.10%, 05/13/20	1,000	999,093
County of Harris Texas, 1.20%, 05/05/20	1,320	1,319,086

Total Commercial Paper — 2.9% (Cost — $2,320,000)		2,318,179

	Shares

Money Market Fund — 0.0%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 2.98%(g)(h)	1	1

Total Money Market — 0.0% (Cost — $1)		1

Total Short-Term Securities — 2.9% (Cost — $2,320,001)		2,318,180

Total Investments — 99.5% (Cost — $80,228,523)		79,328,499

Other Assets Less Liabilities — 0.5%		374,914

Net Assets Applicable to Common Shares — 100.0%		$79,703,413

(a)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Issuer filed for bankruptcy and/or is in default.
(d)	Non-income producing security.
(e)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(f)	Zero-coupon bond.
(g)	Annualized 7-day yield as of period end.

3

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Florida Municipal 2020 Term Trust (BFO)

(h)

Investments in issuers considered to be an affiliate/affiliates of the Trust during the period ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 12/31/19	Shares Purchased	Shares Sold		Shares Held at 03/31/20	Value at 03/31/20	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	4,477,038	—	(4,477,037	)(b)	1	$1	$12,924	$(4,800)	$(6)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax (subject to)

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

GO	General Obligation Bonds

GTD	Guaranteed

HFA	Housing Finance Agency

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bonds

SBPA	Stand-by Bond Purchase Agreements

S/F	Single-Family

VRDN	Variable Rate Demand Notes

4

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Florida Municipal 2020 Term Trust (BFO)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the Trust’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$75,652,319	$1,358,000	$77,010,319
Short-Term Securities	1	2,318,179	—	2,318,180

Total	$1	$77,970,498	$1,358,000	$79,328,499

(a)	See above Schedule of Investments for values in each sector/state or political subdivision.

A reconciliation of Level 3 Investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Municipal Bonds
Assets:
Opening balance, as of December 31, 2019	$1,206,438
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)(a)	151,562
Purchases	—
Sales	—

Closing balance, as of March 31, 2020	$1,358,000

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2020(a)	$151,562

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2020 is generally due to investments no longer held or categorized as Level 3 at period end.

5

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Florida Municipal 2020 Term Trust (BFO)

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of unobservable Inputs Utilized(a)
Assets:
Municipal Bonds	$1,358,000	Market	Discount Rate	20%

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

6